Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		199 Months Ended	202 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (5,580,867)	$ (4,152,517)	$ (15,559,489)	$ (13,259,931)	$ (187,177,148)	$ (192,758,015)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,795	30,192	90,047	37,570	10,575,237	10,585,032
Loss (gain) on disposals of equipment		4,503	4,503	(2,973)	61,315	61,315
Loss on fair value of warrants					12,239,688	12,239,688
Gain on change in fair value of contingent consideration	27,500	(114,388)	(69,602)	(1,459,305)	(1,528,907)	(1,501,407)
Amortization of debt discount					450,000	450,000
Forgiveness of employee receivable					30,036	30,036
Impairment loss - write-off of goodwill					5,702,130	5,702,130
Share-based compensation expense related to employee stock options and restricted stock issued	351,556	377,505	1,459,330	866,052	11,549,324	11,900,880
Expenses related to options issued to non-employees					204,664	204,664
Expenses paid by issuance of common stock					1,341,372	1,341,372
Expenses paid by issuance of warrants					573,357	573,357
Expenses paid by issuance of preferred stock					142,501	142,501
Expenses related to stock warrants issued					612,000	612,000
Equity in loss of investee					178,936	178,936
In-process research and development					10,422,130	10,422,130
Write-off of license agreement					152,866	152,866
Impairment of equipment			402,739		510,739	510,739
Cumulative effect of change in accounting principle					25,821	25,821
Amortization of premium / (accretion of discount) on investments in securities		10,710	21,840	11,152	(1,571,502)	(1,571,502)
Changes in assets and liabilities, net of effect of acquisitions:
(Increase) decrease in prepaid and other assets	140,213	(81,820)	(388,704)	143,955	(955,859)	(815,646)
Increase in accounts payable and accrued liabilities	563,439	(533,492)	120,468	196,526	2,295,178	2,858,617
Net cash used in operating activities	(4,488,364)	(4,459,307)	(13,918,868)	(13,466,954)	(134,166,122)	(138,654,486)
Cash flows from investing activities:
Purchases of certificates of deposit	(2,988,000)	(5,312,000)	(15,822,000)	(7,144,849)	(23,983,179)	(26,971,179)
Proceeds from maturities of certificates of deposit	6,393,000	1,440,000	8,675,000		9,691,330	16,084,330
Proceeds from sale of certificate of deposit			248,000		248,000	248,000
Purchases of other short-term investments					(111,183,884)	(111,183,884)
Proceeds from maturities and sales of other short-term investments					112,788,378	112,788,378
Purchases of property and equipment	(4,725)	(187,363)	(266,175)	(411,762)	(1,736,804)	(1,741,529)
Proceeds from sale of property and equipment				12,635	66,920	66,920
Cash paid for acquisitions, net of cash acquired					32,395	32,395
Payment on obligation under license agreement					(106,250)	(106,250)
Issuance of note receivable - related party					(35,000)	(35,000)
Payments on note receivable					405,993	405,993
Advance to investee					(90,475)	(90,475)
Cash transferred in rescission of acquisition					(19,475)	(19,475)
Cash received in rescission of acquisition					230,000	230,000
Net cash provided by/(used in) investing activities	3,400,275	(4,059,363)	(7,165,175)	(7,543,976)	(13,692,051)	(10,291,776)
Cash flows from financing activities:
Proceeds from sale of common stock				39,507,529	123,658,871	123,658,871
Proceeds from exercise of stock options			2,194		714,561	714,561
Proceeds from sale or exercise of warrants					14,714,258	14,714,258
Proceeds from sale of preferred stock					44,474,720	44,474,720
Repurchase of Subject to Vesting Shares			(1,454)		(1,454)	(1,454)
Repurchase of warrants					(55,279)	(55,279)
Payments for financing and offering costs				(2,903,319)	(13,897,367)	(13,897,367)
Payments on notes payable and long-term debt					(605,909)	(605,909)
Proceeds from issuance of notes payable and detachable warrants					1,344,718	1,344,718
Cash paid in lieu of fractional shares for reverse stock split					(146)	(146)
Net cash provided by financing activities			740	36,604,210	170,346,973	170,346,973
Effect of exchange rate changes on cash and cash equivalents	(2,428)		13,796	(2,156)	11,640	9,212
Net (decrease) increase in cash and cash equivalents	(1,090,517)	(8,518,670)	(21,069,507)	15,591,124	22,500,440	21,409,923
Cash and cash equivalents at beginning of period	22,500,440	43,569,947	43,569,947	27,978,823
Cash and cash equivalents at end of period	$ 21,409,923	$ 35,051,277	$ 22,500,440	$ 43,569,947	$ 22,500,440	$ 21,409,923